Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial assets:
Cash and deposits with banks	¥ 62,471,453	¥ 57,763,441	¥ 54,696,069
Call loans and bills bought	898,256	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Trading assets	2,785,016	2,767,691
Derivative financial instruments	6,279,801	3,382,574
Financial assets at fair value through profit or loss	1,478,356	2,641,416
Investment securities	21,864,386	17,825,027
Loans and advances	94,671,818	90,682,938
Other financial assets	4,229,678	3,609,129
Total	208,424,760	191,483,955
Financial liabilities:
Deposits	138,431,418	134,404,652
Call money and bills sold	3,740,540	1,307,779
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Trading liabilities	2,018,484	1,998,694
Derivative financial instruments	5,555,201	3,051,773
Borrowings	17,121,362	12,167,858
Debt securities in issue	10,985,048	11,171,209
Other financial liabilities	7,150,251	5,596,513
Total	200,458,086	182,585,727
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Trading assets	2,785,016	2,767,691
Derivative financial instruments	6,279,801	3,382,574
Financial assets at fair value through profit or loss	1,478,356	2,641,416
Total	10,543,173	8,791,681
Financial liabilities:
Deposits	(5,041)	666
Trading liabilities	2,018,484	1,998,694
Derivative financial instruments	5,555,201	3,051,773
Borrowings	624	1,716
Debt securities in issue	(53,669)	(4,676)
Other financial liabilities	537
Total	7,516,136	5,048,173
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	62,471,453	57,763,441
Call loans and bills bought	898,256	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Investment securities	320,771	318,914
Loans and advances	94,671,818	90,682,938
Other financial assets	4,229,678	3,609,129
Total	176,337,972	165,186,161
Financial liabilities:
Deposits	138,436,459	134,403,986
Call money and bills sold	3,740,540	1,307,779
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	17,120,738	12,166,142
Debt securities in issue	11,038,717	11,175,885
Other financial liabilities	7,149,714	5,596,513
Total	192,941,950	177,537,554
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	18,054,164	13,333,221
Total	18,054,164	13,333,221
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	3,489,451	4,172,892
Total	¥ 3,489,451	¥ 4,172,892